Consolidated Balance Sheets - USD ($)		Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents		$ 12,652,120	$ 6,601,335
Short-term investments		636,934	1,791,697
Accounts receivable, net		25,753,856	19,263,584
Escrow receivable			200,000
Prepayments, deposits and other assets, net		1,280,967	1,028,154
Prepaid income tax		15,780	630,790
Amounts due from related parties		169,185	230,540
Total Current Assets		40,508,842	29,746,100
Property and equipment, net		452,472	566,591
Intangible assets, net		1,144,579	427,769
Goodwill		2,118,700	447,790
Long-term investments		680,131	914,006
Prepayments, deposits and other assets, net		244,387	222,507
Deferred tax assets, net		203,247	338,221
Total Assets		45,352,358	32,662,984
Current liabilities
Short-term bank loans		2,161,239	2,184,996
Accounts payable and other current liabilities		489,043	196,832
Tax payables		1,426,614	915,629
Deferred subsidies			109,250
Deferred revenues			124,192
Contract liabilities		755,178
Salaries and benefits payable		11,522,268	7,735,487
Total current liabilities		16,354,342	11,266,386
Long-term bank loans		22,554
Deferred tax liabilities		163,163
Unrecognized tax benefits		194,939
Total Liabilities		16,734,998	11,266,386
Commitments and Contingencies
Shareholders' Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 15,930,330 shares issued and outstanding as of June 30, 2020; 13,913,201 shares issued and outstanding as of June 30, 2019.	[1]	1,593	1,391
Additional paid-in capital		28,586,048	24,276,622
Statutory reserves		2,803,811	1,833,802
Accumulated deficits		(2,680,143)	(4,509,729)
Accumulated other comprehensive loss		(1,362,665)	(813,650)
Total CLPS Incorporation's Shareholders' Equity		27,348,644	20,788,436
Non-controlling Interests		1,268,716	608,162
Total Shareholders' Equity		28,617,360	21,396,598
Total Liabilities and Shareholders' Equity		$ 45,352,358	$ 32,662,984

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).